STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 06, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation	$ 322
Grant date fair value of options granted		7,142
Weighted-average grant date fair value of options granted		$ 2.84
Options exercised, value		$ 74,900
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Numbet of vested options	59,051	29,728
Vested number of RSA, Granted	339,263
Restricted Stock Units (RSUs) [Member] | Employees, Non-Employees and Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted	431,028
Stock options, vested period	3 years
Restricted Stock Units (RSUs) [Member] | Employees and Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted		77,195
Stock options, vested period		1 year
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised, shares		64,848
Options exercised, value		$ 75,000
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant option, outstanding	2,000,000
Number of shares authorized	2,000,000		1,142,857
Grant date fair value of options granted	0
Options exercised, shares	0